Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Transactions With Related Parties
Schedule of balances with related parties
	Year ended December 31,
	2018	2017	2016
	USD

Management and consulting fees (including bonuses) (1)	$471	$505	$322

Other expenses and share-based payment (1)	$50	$79	$158

Patent expenses	$229	$234	$198

Directors’ fee and share-based payment (2)	$173	$171	$134

(1) Number of related parties	$1	$1	$1

(2) Number of directors	$5	$5	$5